RISK MANAGEMENT - Liquidity risk - Percentage of IRL ratio (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Banco de Bogota S.A. | Later than one day and not later than seven days [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of IRL ratio	535.00%	564.00%
Banco de Bogota S.A. | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of IRL ratio	128.00%	127.00%
Banco de Occidente S.A. | Later than one day and not later than seven days [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of IRL ratio	289.00%	419.00%
Banco de Occidente S.A. | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of IRL ratio	131.00%	133.00%
Banco Popular S.A. | Later than one day and not later than seven days [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of IRL ratio	896.00%	1925.00%
Banco Popular S.A. | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of IRL ratio	129.00%	145.00%
Banco Comercial AV Villas S.A. | Later than one day and not later than seven days [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of IRL ratio	447.00%	775.00%
Banco Comercial AV Villas S.A. | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of IRL ratio	147.00%	174.00%
Corporacion Financiera Colombiana S.A. | Later than one day and not later than seven days [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of IRL ratio	190.00%	255.00%
Corporacion Financiera Colombiana S.A. | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of IRL ratio	142.00%	150.00%
Aval Fiduciaria S.A | Later than one day and not later than seven days [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of IRL ratio	244.00%	180.00%
Aval Fiduciaria S.A | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of IRL ratio	51.00%	105.00%
Aval Casa de Bolsa S.A | Later than one day and not later than seven days [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of IRL ratio	6.00%	15.00%